Note 4. Capital Lease, in Default: Schedule of Capital Leased Assets (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Capital Leased Assets
	2015	2014
Leased real property at Bradley, Florida - BGH	$420,346	$420,346
Less accumulated depreciation	133,111	49,040
	$287,235	$371,306